Investment in receivables, net	9 Months Ended
Sep. 30, 2025
Investment in receivables, net
Investment in receivables, net

5. Investment in receivables, net

The following table presents the roll forward of the balance of the investment in receivables, net for the following periods (in thousands):

	FOR THE THREE MONTHS ENDED		FOR THE NINE MONTHS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,
	2025	2024	2025	2024
Balance, beginning of period	$1,589,801	$1,139,200	$1,497,748	$984,496
Purchases	151,030	123,439	451,531	365,322
Cash collections	(236,832)	(145,148)	(753,461)	(410,228)
Total portfolio income	139,179	99,258	416,749	285,362
Changes in expected current period recoveries	2,161	6,705	12,736	9,430
Changes in expected future period recoveries	(1,667)	(5,015)	(7,066)	(7,865)
Foreign currency adjustments	(2,863)	6,533	22,572	(1,544)
Balance, end of period	$1,640,809	$1,224,973	$1,640,809	$1,224,973

The table below provides the detail on the establishment of negative allowance for expected recoveries of portfolios purchased during the periods presented (in thousands):

	FOR THE THREE MONTHS ENDED		FOR THE NINE MONTHS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,
	2025	2024	2025	2024
Purchase price	$151,030	$123,439	$451,531	$365,322
Allowance for credit losses	2,546,600	1,443,473	6,499,589	5,028,400
Amortized cost	2,697,630	1,566,912	6,951,120	5,393,722
Noncredit discount	151,128	114,110	414,623	347,851
Face value	2,848,759	1,681,022	7,365,743	5,741,573
Write-off of amortized cost	(2,697,630)	(1,566,912)	(6,951,120)	(5,393,722)
Write-off of noncredit discount	(151,128)	(114,110)	(414,623)	(347,851)
Negative allowance	151,030	123,439	451,531	365,322
Negative allowance for expected recoveries	$151,031	$123,439	$451,531	$365,322

For the nine months ended September 30, 2025, the Company purchased receivable portfolios with face values of $7,365.7 million for a purchase price of $451.5 million or 6.1% of face value. For the nine months ended September 30, 2024, the Company purchased receivable portfolios with face values of $5,741.6 million for a purchase price of $365.3 million or 6.4% of face value. The price paid relative to the face amount of receivables will vary based upon the type of debt purchased, the age of the debt at the time of acquisition and the overall debt acquisition market. The percentage reported represents the weighted average of activity for the period and is a function of the mix of assets acquired in any period. For the receivables purchased in the nine months ended September 30, 2025 and 2024, the estimated amount of cash flows to be collected were $866.2 million and $713.2 million (as of purchase), respectively.

Recoveries above or below forecast represent over and under-performance in the reporting period, respectively. Actual collections during the nine months ended September 30, 2025, and 2024, overperformed the projected collections by approximately $12.7 million and $9.4 million, respectively, primarily driven by continued strong collection performance.

When reassessing the forecasts of expected lifetime recoveries during the nine months ended September 30, 2025, management considered historical and current collection performance and believes that for certain static pools sustained collections underperformance resulted in decreased total expected recoveries. As a result, the Company has updated its forecast, resulting in a net increase of total estimated remaining collections, which in turn, when discounted to present value, resulted in a change in expected future period recoveries of approximately $7.1 million and $7.9 million during the nine months ended September 30, 2025, and 2024, respectively.

At the time of the Conn’s portfolio purchase, which was the majority performing receivables, the Company established an allowance for credit losses of $251.3 million. Additionally, due to the discount paid to face value on the portfolio, the Company also established a non-credit discount of $89.3 million at the time of purchase.

The Company places performing receivables on nonaccrual status when the receivables are greater than 90 days. To facilitate the monitoring of credit quality for performing receivables, and for the purpose of determining an appropriate allowance for losses for these receivables, the Company utilizes payment history and current payment status. The table below presents the information on the past due and non-accrual buckets for the assets acquired in the Conn’s portfolio purchase, and does not include all other purchased loans as they were charged-off at the time of purchase, as of September 30, 2025(in thousands):

	AS OF
	SEPTEMBER 30,	DECEMBER 31,
DELINQUENCY VINTAGE	2025	2024
United States
Current	$133,846	$352,403
30-59	10,742	33,683
60-89	8,712	29,685
>90	79,386	121,337
Total	$232,686	$537,108

The following table presents non-accrual performing loans by segment (in thousands).

	AS OF SEPTEMBER 30, 2025		AS OF DECEMBER 31, 2024
		NONACCRUAL		NONACCRUAL
		WITH NO		WITH NO
	NONACCRUAL	ALLOWANCE	NONACCRUAL	ALLOWANCE
United States	79,386	—	121,337	—
Total	$79,386	$—	$121,337	$—